OPERATING LEASES (Details Narrative)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Short term lease cost
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Accrued rent	16,000
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Accrued rent	25,000
Office Space [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for rent			$ 2,582	¥ 17,882
Dormitory [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for rent	$ 4,338	$ 34,000